Notes Related to the Consolidated Statements of Financial Position - Summary of Breakdown of Provisions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Opening	€ 214	€ 163	€ 181
Other	60	(8)	30
Provisions	73	59	33
Reversals			(81)
Closing	347	214	163
Provision for retirement indemnities [member]
Disclosure Of Other Provisions [Line Items]
Opening	214	163	100
Other	60	(8)	30
Provisions	73	59	33
Closing	€ 347	€ 214	163
Provisions for disputes [member]
Disclosure Of Other Provisions [Line Items]
Opening			81
Reversals			€ (81)